CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB109,651 and RMB109,651 as of September 30, 2012 and 2013, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2012	2013
	RMB	RMB

ASSETS
Current assets
Cash and cash equivalents	1,991	4,332
Other receivables	3	3
Acquired intangible assets, net	-	-
Due from inter-companies	129,807	125,319
Total current assets	131,801	129,654
Investment in unconsolidated subsidiaries	170,383	189,216
Total assets	302,184	318,870

LIABILITIES AND EQUITY
Current liabilities
Due to related parties	1,506	1,460
Other payables and accrued expenses	572	13
Income tax payable	39,059	39,059
Total current liabilities	41,137	40,532
Long-term loan	-	12,296
Total liabilities	41,137	52,828
Total stockholders’ equity	261,047	266,042
Total liabilities and stockholders’ equity	302,184	318,870

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Cost of revenues	(21)	-	-
Operating expenses
Selling and marketing	(29)	-	-
General and administrative	(11,596)	(7,475)	(5,694)
Research and development	(32)	-	-
Other income, net	-	1,595	296
Loss from operations	(11,678)	(5,880)	(5,398)
Equity in earnings of unconsolidated subsidiaries	(11,402)	4,446	13,044
Interest income	1	-	-
Interest expense	-	-	(152)
Profit (loss) before income taxes	(23,079)	(1,434)	7,494
Income tax expense	-	-	-
Net profit (loss)	(23,079)	(1,434)	7,494

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Net cash used in operating activities	(3,745)	(2,137)	(1,666)
Net cash provided by financing activities	7,292	3,327	7,907
Net increase in cash and cash equivalents	3,547	1,190	6,241
Cash and cash equivalents, beginning of year	4,995	1,099	1,991
Effect of exchange rate changes on cash and cash equivalents	(7,443)	(298)	(3,900)
Cash and cash equivalents, end of year	1,099	1,991	4,332

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.